COLUMBIA TAX-MANAGED AGGRESSIVE GROWTH FUND
                                  (the "Fund")
                  Supplement to Prospectus dated March 1, 2004
                              Class A, B & C Shares
                   (Replacing Supplement Dated June 25, 2004)


1. Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:

Purchases of less than $250,000:

Class B Sales Charges

                                                          % deducted when
Holding period after purchase                             shares are sold
Through first year                                             5.00
Through second year                                            4.00
Through third year                                             3.00
Through fourth year                                            3.00
Through fifth year                                             2.00
Through sixth year                                             1.00
Longer than six years                                          0.00

Commission to financial advisors is 4.00%.

2. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage each Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. Each Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in each Fund. However, as discussed below, each Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when each Fund believes it is in its shareholders' best interest. In the event that each Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that each Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. Each Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by each Fund and its agents are not anticipated to identify all frequent trading.

4. The section "Portfolio Managers" is revised in its entirety as follows:

PORTFOLIO MANAGERS

Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the Tax-Managed Aggressive Growth Fund and has co-managed the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the Tax-Managed Aggressive Growth Fund and has co-managed the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.

Brian Cunningham, a vice president of Columbia Management, is a co-manager for the Tax-Managed Value Fund and has co-managed the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the Tax-Managed Value Fund and has co-managed the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.

Richard Dahlberg, head of Columbia Management's large-cap value team, is a co-manager for the Tax-Managed Value Fund and has co-managed the Fund since October, 2003. Mr. Dahlberg has been associated with Columbia Management since September, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg managed value investments for the last 30 years, most recently with Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002 and with Pioneer Investment Management, Inc. from September, 1988 to November, 2001.

The Tax-Managed Growth Fund and the Tax-Managed Growth Fund II are managed by a team of investment professionals assigned to it by SRIC. No single individual at SRIC has primary management responsibility over the Funds' portfolio securities.

714-36/293S-0704                                                   July 2, 2004

                  COLUMBIA TAX-MANAGED AGGRESSIVE GROWTH FUND
                                  (the "Fund")
              Supplement to Class Z Prospectus dated March 1, 2004
                   (Replacing Supplement Dated March 15, 2004)

1. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage each Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

2. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. Each Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in each Fund. However, as discussed below, each Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when each Fund believes it is in its shareholders' best interest. In the event that each Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that each Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. Each Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by each Fund and its agents are not anticipated to identify all frequent trading.

3. The section "Portfolio Manager" is revised in its entirety as follows:

PORTFOLIO MANAGER

Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the Tax-Managed Aggressive Growth Fund and has co-managed the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the Tax-Managed Aggressive Growth Fund and has co-managed the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.

714-36/294S-0704                                                   July 2, 2004